Trade Accounts Receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance	R$ 271,943	R$ 304,601	R$ 365,551
Additions/ (Reversals)	107,296	121,756	182,241
Write offs	(86,519)	(154,414)	(243,302)
Reclassification	(10,338)		111
Expected credit losses, ending balance	282,382	271,943	304,601
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance	119,538	154,083	212,327
Additions/ (Reversals)	99,685	114,718	180,150
Write offs	(85,356)	(149,263)	(238,394)
Reclassification
Expected credit losses, ending balance	133,867	119,538	154,083
Electricity Sales To Final Customers And Other Consumers Receivables [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance	12,532	1,205	769
Additions/ (Reversals)	2,792	11,327	436
Write offs
Reclassification
Expected credit losses, ending balance	15,324	12,532	1,205
Energy Supply Concessionaires Permission Holder And Trading Companies [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance	9,827	19,763	20,533
Additions/ (Reversals)	4,533	(5,353)	1,224
Write offs	(834)	(4,583)	(1,994)
Reclassification
Expected credit losses, ending balance	13,526	9,827	19,763
C C E E [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance	119,665	119,665	119,665
Additions/ (Reversals)
Write offs
Reclassification
Expected credit losses, ending balance	119,665	119,665	119,665
Telecommunications [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance
Additions/ (Reversals)			3,042
Write offs			(3,153)
Reclassification			111
Expected credit losses, ending balance
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance	10,381	9,885	12,257
Additions/ (Reversals)	286	1,064	(2,611)
Write offs	(329)	(568)	239
Reclassification	(10,338)
Expected credit losses, ending balance		R$ 10,381	R$ 9,885